CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS’ CAPITAL - USD ($) $ in Thousands	Total	Common units public [Member]	Common units Hoegh LNG [Member]	Subordinated units [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2015	$ 249,798	$ 209,372	$ 6,604	$ 41,063	$ (7,241)	$ 0
Net income	41,377	18,133	3,221	20,023	0	0
Cash distributions to unitholders	(43,877)	(18,225)	(3,554)	(22,098)	0	0
Cash contribution from Höegh LNG	3,843	0	532	3,311	0	0
Other comprehensive income loss	1,505	0	0	0	1,505	0
Net proceeds from issuance of common units	111,529	111,529	0	0	0	0
Issuance of units for Board of Directors' fees	189	189	0	0	0	0
Other and contributions from owners	426	93	46	287	0	0
Balance at Dec. 31, 2016	364,790	321,091	6,849	42,586	(5,736)	0
Non-controlling interest acquired from the purchase of the Höegh Grace entities	88,561	0	0	0	0	88,561
Net income	33,808	13,131	1,694	10,528		8,455
Cash distributions to unitholders	(42,595)	(22,450)	(2,791)	(17,354)	0	0
Cash distributions to non-controlling interest	(5,880)	0	0	0	0	(5,880)
Cash contribution from Höegh LNG	2,075	0	315	1,760	0	0
Other comprehensive income loss	724	0	0	0	618	106
Issuance of units for Board of Directors' fees	189	189	0	0	0	0
Other and contributions from owners	469	122	48	299	0	0
Balance at Sep. 30, 2017	$ 442,141	$ 312,083	$ 6,115	$ 37,819	$ (5,118)	$ 91,242